Note 13 - Financial Instruments - Allocation of Financial Instruments (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Cash	$ 85,940,728	$ 102,208,807	$ 22,638,300
Accounts receivable	33,791,853	30,972,608
Financial assets	119,732,581	133,181,415
Accounts payable and accrued liabilities	26,546,031	24,853,497
Term loans	3,790,572	5,916,956
International loans	431,774	882,085
Present value of minimum lease payments	6,649,995	4,206,869
Total financial liabilities	$ 37,418,372	$ 35,859,407